Basis of Presentation	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Basis of Presentation

1. BASIS OF PRESENTATION

The accompanying unaudited financial statements of American Church Mortgage Company, (the "Company") were prepared in accordance with instructions for Form 10-Q and Regulation S-X and do not include information or footnotes necessary for a complete presentation of financial condition, results of operations, changes in equity and cash flows in conformity with accounting principles generally accepted in the United States of America.

In the opinion of management, all adjustments necessary for a fair presentation of the financial statements have been included. The results of operations for the six month period ended June 30, 2019 are not necessarily indicative of the results which may be expected for the entire year. These statements should be read in conjunction with the Financial Statements and notes thereto for the year ended December 31, 2018 filed with the U.S. Securities and Exchange Commission ("SEC") as part of American Church Mortgage Company's Annual Report on Form 10-K for the year ended December 31, 2018.